Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Mar. 03, 2014
Document Creation Date	dei_DocumentCreationDate	Mar. 07, 2014